Leases - (Summary of Total Lease Cost) (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Disclosure [Line Items]
Finance lease cost, Amortization	[1]	$ 41	$ 40	$ 33
Finance lease cost, Interest	[2]	3	(3)
Operating lease cost	[3]	53	66	68
Short-term lease cost	[4]	31	32	20
Discontinued Operations
Lessee Lease Disclosure [Line Items]
Finance lease cost, Amortization		3	3	2
Finance lease cost, Interest		1	1
Operating lease cost		6	8	8
Short-term lease cost		$ 2	$ 2	$ 1

[1]	Dominion Energy includes $3 million, $3 million and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
[2]	Dominion Energy includes $1 million for the year ended December 31, 2022 and less than $1 million for the years ended December 31, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
[3]	Dominion Energy includes $6 million, $8 million and $8 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
[4]	Dominion Energy includes $2 million, $2 million and $1 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.